Income Taxes	12 Months Ended
Dec. 31, 2020
Vacasa Holdings LLC
Income Taxes

Note 10 — Income Taxes

For financial reporting purposes, the domestic and foreign components of Losses before income taxes were as follows (in thousands):

	Year Ended December 31,
	2020	2019
United States	$(83,232)	$(76,530)
Foreign	(9,421)	(8,418)
Total	$(92,653)	$(84,948)

Income tax benefit consists of the following (in thousands):

	Year Ended December 31,
	2020	2019
Current:
Federal U.S.	$14	$—
State and local	110	2
Foreign	117	(1)
	241	1
Deferred and other:
Federal U.S.	—	—
State and local	(223)	—
Foreign	(333)	(77)
	(556)	(77)
Total tax benefit	$(315)	$(76)

Effective Income Tax Rate

The effective income tax rate for the years ended December 31 varies from the U.S. statutory federal income tax rate as follows:

	Year Ended December 31,
	2020	2019
Income tax expense (benefit) at federal statutory rate	21%	21%
Increase (decrease) in tax rate resulting from:
Effect of flow-through entity	(21)%	(21)%
Income tax expense (benefit)	—%	—%

Our effective tax rate for the years ended December 31, 2020 and 2019, differs from the U.S. federal statutory rate of 21% due primarily to the effect of flow-through entity for which the taxable income or loss is allocated to the members.

Deferred Tax Assets and Liabilities

Deferred income tax assets and liabilities were as follows (in thousands):

	Year Ended December 31,
	2020	2019
Deferred Tax Assets:
NOL and tax credit carryforwards	$704	$259
Reserves and accruals not currently deductible for tax purposes	96	63
Goodwill and other intangibles - DTA	902	865
Other - DTA	29	—
Gross deferred tax assets	1,731	1,187
Less: valuation allowance	(1,672)	(1,125)
Total deferred tax assets	$59	$62
Deferred Tax Liabilities:
Property, plant and equipment	(46)	(5)
Goodwill and other intangibles - DTL	(1,218)	(1,549)
Other - DTL	(3)	(10)
Total deferred tax liabilities	$(1,267)	$(1,564)
Net deferred tax liability (1)	$(1,208)	$(1,502)
(1)	The net deferred tax liability is recorded primarily within Other long-term liabilities on the consolidated balance sheets.

For the year ended December 31, 2020, the change in valuation allowance of $0.5 million was recorded to Income tax benefit in the consolidated statement of operations. Taxable income or loss from Vacasa Holdings LLC is passed through to and included in the taxable income of its members.

Operating Loss and Tax Credit Carryforwards

The Company has tax NOL carryforwards related to its domestic operations of approximately $3.0 million and $0.9 million as of December 31, 2020 and 2019, respectively. The deferred tax assets related to these NOLs are carried forward indefinitely until the loss is fully recovered.

The Company is subject to taxation in the United States and various states and foreign jurisdictions. With few exceptions, as of December 31, 2020, the Company is no longer subject to U.S. federal, state, local, or foreign examinations by tax authorities for years before 2017.